RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Amounts Due from Related Parties Comprised of Amounts Receivable from the Sales of Goods) (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Amounts due from related parties
Amounts receivable from the sales of goods		$ 13,065,625	$ 110,952
Zhejiang Yuhuan [Member]
Amounts due from related parties
Amounts receivable from the sales of goods	[1]	58,581	110,952
Jinko and its subsidiaries [Member]
Amounts due from related parties
Amounts receivable from the sales of goods	[2]	$ 13,007,044

[1]	Zhejiang Yuhuan Solar Energy Source Co., Ltd. (“Zhejiang Yuhuan”) is controlled by Xianshou Li, Chief Executive Officer.
[2]	The brothers of Mr. Xianshou Li are the founders and current shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)